Commitments and Contingencies - Schedule of Future Minimum Contractual Charter Revenues (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2020	$ 3,894
Total	$ 3,894